UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: March 31, 2020

ITEM 1. REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	March 31, 2020

BrandywineGLOBAL —

DYNAMIC US LARGE CAP VALUE FUND

Beginning in March 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from the Fund or from your Service Agent or financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your Service Agent or, if you are a direct shareholder with the Fund, by calling 1-877-721-1926.

You may elect to receive all future reports in paper free of charge. If you invest through a Service Agent, you can contact your Service Agent to request that you continue to receive paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account at that Service Agent. If you are a direct shareholder with the Fund, you can call the Fund at 1-877-721-1926, or write to the Fund by regular mail at Legg Mason Funds, P.O. Box 9699, Providence, RI 02940-9699 or by express, certified or registered mail to Legg Mason Funds, 4400 Computer Drive, Westborough, MA 01581 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account held directly with the fund complex.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to provide long-term capital appreciation by quantitatively investing in U.S. equities.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of BrandywineGLOBAL — Dynamic US Large Cap Value Fund for the six-month reporting period ended March 31, 2020. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

April 30, 2020

II	BrandywineGLOBAL — Dynamic US Large Cap Value Fund

Performance review

For the six months ended March 31, 2020, Class IS shares of BrandywineGLOBAL — Dynamic US Large Cap Value Fund returned -18.69%. The Fund’s unmanaged benchmarks, the Russell 1000 Value Indexi and the S&P 500 Indexii, returned -21.30% and -12.31%, respectively, for the same period. The Lipper Large-Cap Value Funds Category Averageiii returned -21.10% over the same time frame.

Performance Snapshot as of March 31, 2020 (unaudited)
(excluding sales charges)	6 months
BrandywineGLOBAL — Dynamic US Large Cap Value Fund:
Class A	-18.81%
Class C	-19.15%
Class R	-18.92%
Class I	-18.68%
Class IS	-18.69%
Russell 1000 Value Index	-21.30%
S&P 500 Index	-12.31%
Lipper Large-Cap Value Funds Category Average	-21.10%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The Fund is the successor to a private fund (the “Predecessor”). On October 31, 2014, the Predecessor transferred its assets to the Fund in exchange for the Fund’s Class IS shares.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated February 1, 2020, the gross total annual fund operating expense ratios for Class A, Class C, Class R, Class I and Class IS shares were 1.13%, 1.79%, 1.52%, 0.77% and 0.72%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary

BrandywineGLOBAL — Dynamic US Large Cap Value Fund	III

Performance review (cont’d)

expenses and acquired fund fees and expenses, to average net assets will not exceed 1.10% for Class A shares, 1.85% for Class C shares, 1.35% for Class R shares, 0.75% for Class I shares and 0.65% for Class IS shares. In addition, the ratio of total annual fund operating expenses of Class IS shares will not exceed the ratio of total annual fund operating expenses of Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

April 30, 2020

RISKS: Equity securities are subject to market and price fluctuations. Large-capitalization value stocks may underperform the overall equity market for long periods. The manager’s selection process may prove incorrect, which may have a negative impact on the Fund’s performance. The subadviser’s quantitative investment model may not adequately take into account certain factors and may result in the Fund having a lower return than if the Fund were managed using another model or investment strategy. In addition, the investment model used by the subadviser to evaluate securities or securities markets are based on certain assumptions concerning the interplay of market factors. The markets or the prices of individual securities may be affected by factors not foreseen in developing the model. The value of the Fund’s investments held for cash management or defensive investing purposes may be affected by changing interest rates and changes in the underlying investments’ credit ratings. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

IV	BrandywineGLOBAL — Dynamic US Large Cap Value Fund

[i]

The Russell 1000 Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 Index companies with lower price-to-book ratios and lower expected growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.) The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 90% of the U.S. market. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

ii	The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

iii

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended March 31, 2020, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 441 funds in the Fund’s Lipper category, and excluding sales charges, if any

BrandywineGLOBAL — Dynamic US Large Cap Value Fund	V

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Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of March 31, 2020 and September 30, 2019. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

BrandywineGLOBAL — Dynamic US Large Cap Value Fund 2020 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on October 1, 2019 and held for the six months ended March 31, 2020.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	-18.81%	$1,000.00	$811.90	1.10%	$4.98	Class A	5.00%	$1,000.00	$1,019.50	1.10%	$5.55
Class C	-19.15	1,000.00	808.50	1.85	8.36	Class C	5.00	1,000.00	1,015.75	1.85	9.32
Class R	-18.92	1,000.00	810.80	1.35	6.11	Class R	5.00	1,000.00	1,018.25	1.35	6.81
Class I	-18.68	1,000.00	813.20	0.75	3.40	Class I	5.00	1,000.00	1,021.25	0.75	3.79
Class IS	-18.69	1,000.00	813.10	0.65	2.95	Class IS	5.00	1,000.00	1,021.75	0.65	3.29

2	BrandywineGLOBAL — Dynamic US Large Cap Value Fund 2020 Semi-Annual Report

[1]	For the six months ended March 31, 2020.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by 366.

BrandywineGLOBAL — Dynamic US Large Cap Value Fund 2020 Semi-Annual Report	3

Schedule of investments (unaudited)

March 31, 2020

BrandywineGLOBAL — Dynamic US Large Cap Value Fund

Security	Shares	Value
Common Stocks — 97.3%
Communication Services — 2.8%
Diversified Telecommunication Services — 1.5%
Verizon Communications Inc.	35,838	$1,925,576
Media — 1.3%
Omnicom Group Inc.	31,385	1,723,036
Total Communication Services		3,648,612
Consumer Discretionary — 12.4%
Auto Components — 0.5%
Gentex Corp.	27,209	602,951
Automobiles — 0.9%
General Motors Co.	37,089	770,709
Harley-Davidson Inc.	19,028	360,200
Total Automobiles		1,130,909
Hotels, Restaurants & Leisure — 2.1%
Churchill Downs Inc.	719	74,021
Cracker Barrel Old Country Store Inc.	260	21,637
Darden Restaurants Inc.	8,112	441,780
Las Vegas Sands Corp.	18,490	785,270
Marriott International Inc., Class A Shares	19,107	1,429,395
MGM Resorts International	5,430	64,074
Total Hotels, Restaurants & Leisure		2,816,177
Internet & Direct Marketing Retail — 5.4%
Booking Holdings Inc.	2,785	3,746,716	*
eBay Inc.	112,296	3,375,618
Total Internet & Direct Marketing Retail		7,122,334
Multiline Retail — 0.4%
Target Corp.	5,580	518,773
Specialty Retail — 2.8%
Best Buy Co. Inc.	39,107	2,229,099
Lowe’s Cos. Inc.	8,420	724,541
Tractor Supply Co.	7,396	625,332
Williams-Sonoma Inc.	2,751	116,972
Total Specialty Retail		3,695,944
Textiles, Apparel & Luxury Goods — 0.3%
Carter’s Inc.	4,306	283,034
Ralph Lauren Corp.	1,575	105,257
Total Textiles, Apparel & Luxury Goods		388,291
Total Consumer Discretionary		16,275,379

See Notes to Financial Statements.

4	BrandywineGLOBAL — Dynamic US Large Cap Value Fund 2020 Semi-Annual Report

BrandywineGLOBAL — Dynamic US Large Cap Value Fund

Security	Shares	Value
Consumer Staples — 6.1%
Beverages — 1.3%
Brown-Forman Corp., Class B Shares	31,495	$1,748,288
Food & Staples Retailing — 2.6%
Walmart Inc.	30,020	3,410,872
Food Products — 0.7%
Mondelez International Inc., Class A Shares	17,221	862,428
Household Products — 1.5%
Procter & Gamble Co.	18,322	2,015,420
Total Consumer Staples		8,037,008
Energy — 1.8%
Oil, Gas & Consumable Fuels — 1.8%
Chevron Corp.	13,089	948,429
Exxon Mobil Corp.	22,765	864,387
HollyFrontier Corp.	1,968	48,236
Phillips 66	10,053	539,343
Total Energy		2,400,395
Financials — 12.9%
Banks — 7.3%
Bank of America Corp.	115,808	2,458,604
Citigroup Inc.	18,960	798,595
M&T Bank Corp.	10,228	1,057,882
Sterling Bancorp	6,700	70,015
US Bancorp	29,890	1,029,711
Wells Fargo & Co.	135,307	3,883,312
Zions Bancorp NA	11,807	315,955
Total Banks		9,614,074
Capital Markets — 2.1%
Ameriprise Financial Inc.	10,558	1,081,984
Carlyle Group Inc.	8,340	180,561
E*TRADE Financial Corp.	22,373	767,841
Lazard Ltd., Class A Shares	4,625	108,965
LPL Financial Holdings Inc.	10,605	577,230
Total Capital Markets		2,716,581
Consumer Finance — 3.5%
American Express Co.	17,826	1,526,084
Discover Financial Services	43,658	1,557,281
OneMain Holdings Inc.	2,070	39,578
Santander Consumer USA Holdings Inc.	7,598	105,688
Synchrony Financial	89,765	1,444,319
Total Consumer Finance		4,672,950

See Notes to Financial Statements.

BrandywineGLOBAL — Dynamic US Large Cap Value Fund 2020 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

March 31, 2020

BrandywineGLOBAL — Dynamic US Large Cap Value Fund

Security	Shares	Value
Insurance — 0.0%
Hanover Insurance Group Inc.	400	$36,232
Total Financials		17,039,837
Health Care — 12.5%
Biotechnology — 5.1%
Amgen Inc.	29,432	5,966,749
Biogen Inc.	2,274	719,448	*
Total Biotechnology		6,686,197
Health Care Equipment & Supplies — 2.6%
Baxter International Inc.	41,872	3,399,588
Health Care Providers & Services — 0.4%
AmerisourceBergen Corp.	3,180	281,430
DaVita Inc.	1,370	104,202	*
Henry Schein Inc.	3,484	176,012	*
Total Health Care Providers & Services		561,644
Pharmaceuticals — 4.4%
Jazz Pharmaceuticals PLC	70	6,982	*
Johnson & Johnson	27,044	3,546,280
Pfizer Inc.	67,712	2,210,119
Total Pharmaceuticals		5,763,381
Total Health Care		16,410,810
Industrials — 21.1%
Aerospace & Defense — 0.2%
Huntington Ingalls Industries Inc.	1,886	343,648
Air Freight & Logistics — 0.1%
CH Robinson Worldwide Inc.	1,694	112,143
XPO Logistics Inc.	1,010	49,237	*
Total Air Freight & Logistics		161,380
Airlines — 2.0%
Delta Air Lines Inc.	57,223	1,632,572
Southwest Airlines Co.	27,257	970,622
United Airlines Holdings Inc.	1,930	60,891	*
Total Airlines		2,664,085
Building Products — 0.1%
AO Smith Corp.	2,681	101,369
Electrical Equipment — 0.7%
Rockwell Automation Inc.	5,936	895,802
Industrial Conglomerates — 2.7%
Carlisle Cos. Inc.	1,499	187,795
Honeywell International Inc.	24,842	3,323,611
Total Industrial Conglomerates		3,511,406

See Notes to Financial Statements.

6	BrandywineGLOBAL — Dynamic US Large Cap Value Fund 2020 Semi-Annual Report

BrandywineGLOBAL — Dynamic US Large Cap Value Fund

Security	Shares	Value
Machinery — 7.9%
Allison Transmission Holdings Inc.	8,777	$286,218
Caterpillar Inc.	32,879	3,815,279
Cummins Inc.	11,110	1,503,405
Dover Corp.	7,577	636,013
Illinois Tool Works Inc.	26,047	3,701,800
Lincoln Electric Holdings Inc.	3,965	273,585
Oshkosh Corp.	2,279	146,608
Total Machinery		10,362,908
Professional Services — 0.4%
ManpowerGroup Inc.	3,469	183,822
Robert Half International Inc.	9,350	352,963
Total Professional Services		536,785
Road & Rail — 6.7%
CSX Corp.	42,388	2,428,832
Landstar System Inc.	410	39,303
Norfolk Southern Corp.	13,286	1,939,756
Union Pacific Corp.	31,543	4,448,825
Total Road & Rail		8,856,716
Trading Companies & Distributors — 0.3%
HD Supply Holdings Inc.	9,598	272,871	*
W.W. Grainger Inc.	590	146,615
Total Trading Companies & Distributors		419,486
Total Industrials		27,853,585
Information Technology — 21.1%
Communications Equipment — 3.0%
Cisco Systems Inc.	101,342	3,983,754
Electronic Equipment, Instruments & Components — 0.6%
CDW Corp.	8,630	804,920
IT Services — 0.9%
International Business Machines Corp.	10,329	1,145,796
Semiconductors & Semiconductor Equipment — 8.8%
Intel Corp.	122,626	6,636,519
Lam Research Corp.	5,353	1,284,720
Maxim Integrated Products Inc.	9,396	456,740
Teradyne Inc.	9,709	525,936
Texas Instruments Inc.	26,130	2,611,171
Total Semiconductors & Semiconductor Equipment		11,515,086
Software — 3.1%
Oracle Corp.	85,659	4,139,899

See Notes to Financial Statements.

BrandywineGLOBAL — Dynamic US Large Cap Value Fund 2020 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

March 31, 2020

BrandywineGLOBAL — Dynamic US Large Cap Value Fund

Security	Shares	Value
Technology Hardware, Storage & Peripherals — 4.7%
Apple Inc.	24,227	$6,160,684
Total Information Technology		27,750,139
Materials — 3.1%
Chemicals — 2.1%
Celanese Corp.	16,764	1,230,310
FMC Corp.	5,525	451,337
LyondellBasell Industries NV, Class A Shares	20,962	1,040,344
Total Chemicals		2,721,991
Metals & Mining — 1.0%
Nucor Corp.	35,956	1,295,135
Steel Dynamics Inc.	3,338	75,239
Total Metals & Mining		1,370,374
Total Materials		4,092,365
Utilities — 3.5%
Electric Utilities — 2.8%
American Electric Power Co. Inc.	6,035	482,679
Duke Energy Corp.	6,247	505,257
Exelon Corp.	9,153	336,922
NextEra Energy Inc.	4,720	1,135,727
Southern Co.	22,458	1,215,876
Total Electric Utilities		3,676,461
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	11,086	150,770
Multi-Utilities — 0.6%
Dominion Energy Inc.	8,280	597,733
Public Service Enterprise Group Inc.	5,560	249,700
Total Multi-Utilities		847,433
Total Utilities		4,674,664
Total Common Stocks (Cost — $150,014,680)		128,182,794
Investments in Underlying Funds — 0.5%
iShares Trust, iShares Russell 1000 Value ETF (Cost — $812,182)	5,975	592,601
Total Investments before Short-Term Investments (Cost — $150,826,862)		128,775,395

See Notes to Financial Statements.

8	BrandywineGLOBAL — Dynamic US Large Cap Value Fund 2020 Semi-Annual Report

BrandywineGLOBAL — Dynamic US Large Cap Value Fund

Security	Rate	Shares	Value
Short-Term Investments — 2.2%
JPMorgan U.S. Government Money Market Fund, Institutional Class (Cost — $2,853,887)	0.285%	2,853,887	$2,853,887
Total Investments — 100.0% (Cost — $153,680,749)			131,629,282
Other Assets in Excess of Liabilities — 0.0%			64,462
Total Net Assets — 100.0%			$131,693,744

*	Non-income producing security.

Abbreviation used in this schedule:

ETF	— Exchange-Traded Fund

See Notes to Financial Statements.

BrandywineGLOBAL — Dynamic US Large Cap Value Fund 2020 Semi-Annual Report	9

Statement of assets and liabilities (unaudited)

March 31, 2020

Assets:
Investments, at value (Cost — $153,680,749)	$131,629,282
Dividends and interest receivable	146,833
Receivable for Fund shares sold	5,346
Prepaid expenses	37,511
Total Assets	131,818,972

Liabilities:
Investment management fee payable	53,421
Trustees’ fees payable	2,485
Service and/or distribution fees payable	1,769
Payable for Fund shares repurchased	365
Accrued expenses	67,188
Total Liabilities	125,228
Total Net Assets	$131,693,744

Net Assets:
Par value (Note 7)	$143
Paid-in capital in excess of par value	151,893,245
Total distributable earnings (loss)	(20,199,644)
Total Net Assets	$131,693,744

Net Assets:
Class A	$6,442,949
Class C	$293,711
Class R	$50,977
Class I	$1,203,565
Class IS	$123,702,542

Shares Outstanding:
Class A	703,391
Class C	32,355
Class R	5,556
Class I	130,988
Class IS	13,454,653

Net Asset Value:
Class A (and redemption price)	$9.16
Class C*	$9.08
Class R (and redemption price)	$9.18
Class I (and redemption price)	$9.19
Class IS (and redemption price)	$9.19
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%)	$9.72

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

10	BrandywineGLOBAL — Dynamic US Large Cap Value Fund 2020 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended March 31, 2020

Investment Income:
Dividends	$2,028,463
Interest	21,366
Total Investment Income	2,049,829

Expenses:
Investment management fee (Note 2)	473,490
Registration fees	38,566
Fund accounting fees	34,569
Audit and tax fees	20,074
Legal fees	15,141
Trustees’ fees	13,462
Service and/or distribution fees (Notes 2 and 5)	13,439
Transfer agent fees (Note 5)	8,319
Shareholder reports	4,510
Custody fees	3,361
Fees recaptured by investment manager (Note 2)	2,533
Insurance	1,559
Miscellaneous expenses	2,823
Total Expenses	631,846
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(49,218)
Net Expenses	582,628
Net Investment Income	1,467,201

Realized and Unrealized Gain (Loss) on Investments (Notes 1 and 3):
Net Realized Gain From Investment Transactions	1,835,108
Change in Net Unrealized Appreciation (Depreciation) From Investments	(32,642,130)
Net Loss on Investments	(30,807,022)
Decrease in Net Assets From Operations	$(29,339,821)

See Notes to Financial Statements.

BrandywineGLOBAL — Dynamic US Large Cap Value Fund 2020 Semi-Annual Report	11

Statements of changes in net assets

For the Six Months Ended March 31, 2020 (unaudited) and the Year Ended September 30, 2019	2020	2019

Operations:
Net investment income	$1,467,201	$2,948,525
Net realized gain	1,835,108	5,831,411
Change in net unrealized appreciation (depreciation)	(32,642,130)	(8,708,212)
Increase (Decrease) in Net Assets From Operations	(29,339,821)	71,724

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(7,006,270)	(14,272,010)
Decrease in Net Assets From Distributions to Shareholders	(7,006,270)	(14,272,010)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	11,112,112	34,426,687
Reinvestment of distributions	7,002,253	14,256,271
Cost of shares repurchased	(28,220,334)	(23,275,512)
Increase (Decrease) in Net Assets From Fund Share Transactions	(10,105,969)	25,407,446
Increase (Decrease) in Net Assets	(46,452,060)	11,207,160

Net Assets:
Beginning of period	178,145,804	166,938,644
End of period	$131,693,744	$178,145,804

See Notes to Financial Statements.

12	BrandywineGLOBAL — Dynamic US Large Cap Value Fund 2020 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class A Shares[1]	2020[2]	2019	2018	2017	2016	2015[3]

Net asset value, beginning of period	$11.70	$12.97	$11.68	$10.04	$9.50	$10.00

Income (loss) from operations:
Net investment income	0.08	0.16	0.12	0.11	0.14	0.11
Net realized and unrealized gain (loss)	(2.17)	(0.30)	1.49	1.65	0.69	(0.57)
Total income (loss) from operations	(2.09)	(0.14)	1.61	1.76	0.83	(0.46)

Less distributions from:
Net investment income	(0.13)	(0.15)	(0.07)	(0.12)	(0.10)	(0.04)
Net realized gains	(0.32)	(0.98)	(0.25)	—	(0.19)	—
Total distributions	(0.45)	(1.13)	(0.32)	(0.12)	(0.29)	(0.04)

Net asset value, end of period	$9.16	$11.70	$12.97	$11.68	$10.04	$9.50
Total return[4]	(18.81)%	(0.47)%	13.95%	17.70%	8.87%	(4.67)%

Net assets, end of period (000s)	$6,443	$8,124	$7,870	$5,306	$4,424	$362

Ratios to average net assets:
Gross expenses	1.16%[5,6]	1.17%[6]	1.14%[6]	1.35%[6]	1.44%	2.58%[5]
Net expenses[7,8]	1.10 [5,6]	1.10 [6]	1.10 [6]	1.07 [6]	1.00	1.02 [5]
Net investment income	1.30 [5]	1.42	0.94	1.04	1.40	1.16 [5]

Portfolio turnover rate	38%	126%	91%	83%	112%	110%[9]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2020 (unaudited).

[3]	For the period November 3, 2014 (inception date) to September 30, 2015.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.10%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent.

[9]	Excludes securities received as a result of a contribution in-kind.

See Notes to Financial Statements.

BrandywineGLOBAL — Dynamic US Large Cap Value Fund 2020 Semi-Annual Report	13

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class C Shares[1]	2020[2]	2019	2018	2017	2016	2015[3]

Net asset value, beginning of period	$11.54	$12.80	$11.55	$9.92	$9.44	$10.00

Income (loss) from operations:
Net investment income	0.03	0.08	0.02	0.03	0.07	0.05
Net realized and unrealized gain (loss)	(2.15)	(0.31)	1.48	1.63	0.69	(0.59)
Total income (loss) from operations	(2.12)	(0.23)	1.50	1.66	0.76	(0.54)

Less distributions from:
Net investment income	(0.02)	(0.05)	—	(0.03)	(0.09)	(0.02)
Net realized gains	(0.32)	(0.98)	(0.25)	—	(0.19)	—
Total distributions	(0.34)	(1.03)	(0.25)	(0.03)	(0.28)	(0.02)

Net asset value, end of period	$9.08	$11.54	$12.80	$11.55	$9.92	$9.44
Total return[4]	(19.15)%	(1.15)%	13.11%	16.76%	8.12%	(5.38)%

Net assets, end of period (000s)	$294	$732	$808	$726	$784	$361

Ratios to average net assets:
Gross expenses	1.90%[5,6]	1.92%[6]	1.89%[6]	2.01%[6]	2.22%	3.14%[5]
Net expenses[7,8]	1.85 [5,6]	1.85 [6]	1.85 [6]	1.79 [6]	1.78	1.83 [5]
Net investment income	0.49 [5]	0.67	0.18	0.32	0.70	0.54 [5]

Portfolio turnover rate	38%	126%	91%	83%	112%	110%[9]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2020 (unaudited).

[3]	For the period November 3, 2014 (inception date) to September 30, 2015.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.85%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent.

[9]	Excludes securities received as a result of a contribution in-kind.

See Notes to Financial Statements.

14	BrandywineGLOBAL — Dynamic US Large Cap Value Fund 2020 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class R Shares[1]	2020[2]	2019	2018	2017	2016	2015[3]

Net asset value, beginning of period	$11.72	$12.96	$11.68	$10.03	$9.47	$10.00

Income (loss) from operations:
Net investment income	0.06	0.13	0.08	0.06	0.11	0.09
Net realized and unrealized gain (loss)	(2.18)	(0.30)	1.51	1.66	0.70	(0.59)
Total income (loss) from operations	(2.12)	(0.17)	1.59	1.72	0.81	(0.50)

Less distributions from:
Net investment income	(0.10)	(0.09)	(0.06)	(0.07)	(0.06)	(0.03)
Net realized gains	(0.32)	(0.98)	(0.25)	—	(0.19)	—
Total distributions	(0.42)	(1.07)	(0.31)	(0.07)	(0.25)	(0.03)

Net asset value, end of period	$9.18	$11.72	$12.96	$11.68	$10.03	$9.47
Total return[4]	(18.92)%	(0.71)%	13.76%	17.25%	8.60%	(5.02)%

Net assets, end of period (000s)	$51	$170	$210	$264	$10	$10

Ratios to average net assets:
Gross expenses	1.45%[5,6]	1.53%[6]	1.47%[6]	1.65%	1.89%	2.78%[5]
Net expenses[7,8]	1.35 [5,6]	1.35 [6]	1.35 [6]	1.33	1.35	1.20 [5]
Net investment income	0.97 [5]	1.15	0.67	0.54	1.11	0.92 [5]

Portfolio turnover rate	38%	126%	91%	83%	112%	110%[9]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2020 (unaudited).

[3]	For the period November 3, 2014 (inception date) to September 30, 2015.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.35%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent.

[9]	Excludes securities received as a result of a contribution in-kind.

See Notes to Financial Statements.

BrandywineGLOBAL — Dynamic US Large Cap Value Fund 2020 Semi-Annual Report	15

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class I Shares[1]	2020[2]	2019	2018	2017	2016	2015[3]

Net asset value, beginning of period	$11.76	$13.03	$11.72	$10.05	$9.51	$10.00

Income (loss) from operations:
Net investment income	0.10	0.20	0.16	0.15	0.17	0.15
Net realized and unrealized gain (loss)	(2.18)	(0.30)	1.50	1.66	0.68	(0.60)
Total income (loss) from operations	(2.08)	(0.10)	1.66	1.81	0.85	(0.45)

Less distributions from:
Net investment income	(0.17)	(0.19)	(0.10)	(0.14)	(0.12)	(0.04)
Net realized gains	(0.32)	(0.98)	(0.25)	—	(0.19)	—
Total distributions	(0.49)	(1.17)	(0.35)	(0.14)	(0.31)	(0.04)

Net asset value, end of period	$9.19	$11.76	$13.03	$11.72	$10.05	$9.51
Total return[4]	(18.68)%	(0.09)%	14.38%	18.10%	9.10%	(4.54)%

Net assets, end of period (000s)	$1,204	$1,432	$1,690	$1,418	$1,187	$748

Ratios to average net assets:
Gross expenses	0.81%[5,6]	0.82%[6]	0.80%[6]	1.00%[6]	1.19%	2.02%[5]
Net expenses[7,8]	0.75 [5,6]	0.75 [6]	0.75 [6]	0.74 [6]	0.73	0.73 [5]
Net investment income	1.68 [5]	1.76	1.29	1.39	1.73	1.73 [5]

Portfolio turnover rate	38%	126%	91%	83%	112%	110%[9]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2020 (unaudited).

[3]	For the period November 3, 2014 (inception date) to September 30, 2015.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.75%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent.

[9]	Excludes securities received as a result of a contribution in-kind.

See Notes to Financial Statements.

16	BrandywineGLOBAL — Dynamic US Large Cap Value Fund 2020 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class IS Shares[1]	2020[2]	2019	2018	2017	2016	2015[3]

Net asset value, beginning of period	$11.77	$13.04	$11.72	$10.06	$9.50	$10.00

Income (loss) from operations:
Net investment income	0.10	0.22	0.17	0.15	0.17	0.14
Net realized and unrealized gain (loss)	(2.18)	(0.31)	1.51	1.65	0.70	(0.60)
Total income (loss) from operations	(2.08)	(0.09)	1.68	1.80	0.87	(0.46)

Less distributions from:
Net investment income	(0.18)	(0.20)	(0.11)	(0.14)	(0.12)	(0.04)
Net realized gains	(0.32)	(0.98)	(0.25)	—	(0.19)	—
Total distributions	(0.50)	(1.18)	(0.36)	(0.14)	(0.31)	(0.04)

Net asset value, end of period	$9.19	$11.77	$13.04	$11.72	$10.06	$9.50
Total return[4]	(18.69)%	0.01%	14.51%	18.07%	9.34%	(4.60)%

Net assets, end of period (000s)	$123,703	$167,688	$156,361	$146,197	$28,712	$15,281

Ratios to average net assets:
Gross expenses	0.71%[5,6]	0.72%[6]	0.72%[6]	0.86%[6]	1.10%	2.26%[5]
Net expenses[7,8]	0.65 [5,6]	0.65 [6]	0.65 [6]	0.65 [6]	0.65	0.65 [5]
Net investment income	1.73 [5]	1.88	1.37	1.42	1.80	1.53 [5]

Portfolio turnover rate	38%	126%	91%	83%	112%	110%[9]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2020 (unaudited).

[3]	For the period October 31, 2014 (inception date) to September 30, 2015.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.65%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent.

[9]	Excludes securities received as a result of a contribution in-kind.

See Notes to Financial Statements.

BrandywineGLOBAL — Dynamic US Large Cap Value Fund 2020 Semi-Annual Report	17

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

BrandywineGLOBAL — Dynamic US Large Cap Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of

18	BrandywineGLOBAL — Dynamic US Large Cap Value Fund 2020 Semi-Annual Report

Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

BrandywineGLOBAL — Dynamic US Large Cap Value Fund 2020 Semi-Annual Report	19

Notes to financial statements (unaudited) (cont’d)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks	$128,182,794	—	—	$128,182,794
Investments in Underlying Funds	592,601	—	—	592,601
Total Long-Term Investments	128,775,395	—	—	128,775,395
Short-Term Investments†	2,853,887	—	—	2,853,887
Total Investments	$131,629,282	—	—	$131,629,282

†	See Schedule of Investments for additional detailed categorizations.

(b) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(c) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(e) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

20	BrandywineGLOBAL — Dynamic US Large Cap Value Fund 2020 Semi-Annual Report

(f) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of September 30, 2019, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(g) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Brandywine Global Investment Management, LLC (“Brandywine Global”) is the Fund’s subadviser. LMPFA and Brandywine Global are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.55% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Brandywine Global a fee monthly, at an annual rate equal to 90% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class R, Class I and Class IS shares did not exceed 1.10%, 1.85%, 1.35%, 0.75% and 0.65%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent.

During the six months ended March 31, 2020, fees waived and/or expenses reimbursed amounted to $49,218.

BrandywineGLOBAL — Dynamic US Large Cap Value Fund 2020 Semi-Annual Report	21

Notes to financial statements (unaudited) (cont’d)

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at March 31, 2020, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class A	Class C	Class R	Class I	Class IS
Expires September 30, 2020	$12,202	$1,300	$272	$2,735	$120,151
Expires September 30, 2021	2,649	271	252	764	104,856
Expires September 30, 2022	5,584	538	299	1,012	107,553
Expires September 30, 2023	2,373	153	79	423	45,912
Total fee waivers/expense reimbursements subject to recapture	$22,808	$2,262	$902	$4,934	$378,472

For the six months ended March 31, 2020, fee waivers and/or expense reimbursements recaptured by LMPFA, if any, were as follows:

	Class A	Class C	Class R	Class I	Class IS
LMPFA recaptured	$1,604	$290	$6	$466	$167

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 5.75% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended March 31, 2020, sales charges retained by and CDSCs paid to LMIS and its affiliates, if any, were as follows:

Class A
Sales charges	$27
CDSCs	—

Under a Deferred Compensation Plan (the “Plan”), Trustees may have elected to defer receipt of all or a specified portion of their compensation. A participating Trustee selected one or more funds managed by affiliates of Legg Mason in which his or her deferred

22	BrandywineGLOBAL — Dynamic US Large Cap Value Fund 2020 Semi-Annual Report

trustee’s fees were deemed to be invested. Deferred amounts remain in the Fund until distributed in accordance with the Plan. In May 2015, the Board of Trustees approved an amendment to the Plan so that effective January 1, 2016, no compensation earned after that date may be deferred under the Plan.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

As of March 31, 2020, Legg Mason and its affiliates owned 51% of the Fund.

3. Investments

During the six months ended March 31, 2020, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$62,524,802
Sales	78,009,399

At March 31, 2020, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Securities	$153,680,749	$6,739,322	$(28,790,789)	$(22,051,467)

4. Derivative instruments and hedging activities

During the six months ended March 31, 2020, the Fund did not invest in derivative instruments.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C and Class R shares calculated at the annual rate of 0.25%, 1.00% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended March 31, 2020, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$10,208	$6,616
Class C	2,830	283
Class R	401	191
Class I	—	282
Class IS	—	947
Total	$13,439	$8,319

BrandywineGLOBAL — Dynamic US Large Cap Value Fund 2020 Semi-Annual Report	23

Notes to financial statements (unaudited) (cont’d)

For the six months ended March 31, 2020, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$2,387
Class C	154
Class R	79
Class I	426
Class IS	46,172
Total	$49,218

6. Distributions to shareholders by class

	Six Months Ended March 31, 2020	Year Ended September 30, 2019
Net Investment Income:
Class A	$86,815	$90,658
Class C	1,127	3,462
Class R	1,684	1,226
Class I	21,560	24,164
Class IS	2,388,823	2,280,500
Total	$2,500,009	$2,400,010

Net Realized Gains:
Class A	$216,976	$596,209
Class C	17,169	61,793
Class R	5,072	12,736
Class I	40,279	124,300
Class IS	4,226,765	11,076,962
Total	$4,506,261	$11,872,000

7. Shares of beneficial interest

At March 31, 2020, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

24	BrandywineGLOBAL — Dynamic US Large Cap Value Fund 2020 Semi-Annual Report

Transactions in shares of each class were as follows:

	Six Months Ended March 31, 2020		Year Ended September 30, 2019
	Shares	Amount	Shares	Amount
Class A
Shares sold	10,827	$128,009	138,289	$1,454,699
Shares issued on reinvestment	25,392	302,923	62,897	686,207
Shares repurchased	(27,052)	(308,691)	(113,812)	(1,262,378)
Net increase	9,167	$122,241	87,374	$878,528

Class C
Shares sold	—	—	4,484	$50,000
Shares issued on reinvestment	1,279	$15,147	4,633	50,176
Shares repurchased	(32,337)	(368,633)	(8,826)	(97,810)
Net increase (decrease)	(31,058)	$(353,486)	291	$2,366

Class R
Shares sold	5,685	$69,339	10,783	$122,511
Shares issued on reinvestment	565	6,756	1,275	13,962
Shares repurchased	(15,161)	(163,944)	(13,768)	(157,033)
Net decrease	(8,911)	$(87,849)	(1,710)	$(20,560)

Class I
Shares sold	36,373	$445,618	18,811	$213,825
Shares issued on reinvestment	5,175	61,839	13,583	148,464
Shares repurchased	(32,382)	(398,027)	(40,292)	(426,295)
Net increase (decrease)	9,166	$109,430	(7,898)	$(64,006)

Class IS
Shares sold	875,492	$10,469,146	2,835,362	$32,585,652
Shares issued on reinvestment	553,606	6,615,588	1,222,092	13,357,462
Shares repurchased	(2,223,930)	(26,981,039)	(1,801,036)	(21,331,996)
Net increase (decrease)	(794,832)	$(9,896,305)	2,256,418	$24,611,118

8. Other matters

On February 18, 2020, Franklin Resources, Inc. (“Franklin Resources”) and Legg Mason announced that they have entered into a definitive agreement for Franklin Resources to acquire Legg Mason in an all-cash transaction. As part of this transaction, LMPFA and the subadviser(s), each currently a subsidiary of Legg Mason, would become a subsidiary of Franklin Resources. The transaction is subject to approval by Legg Mason’s shareholders and customary closing conditions, including receipt of applicable regulatory approvals. Subject to such approvals and the satisfaction of the other conditions, the transaction is expected to be consummated later this year.

Under the Investment Company Act of 1940, consummation of the transaction will result in the automatic termination of the Fund’s management contract, and any related subadvisory

BrandywineGLOBAL — Dynamic US Large Cap Value Fund 2020 Semi-Annual Report	25

Notes to financial statements (unaudited) (cont’d)

contract(s), where applicable. Therefore, the Fund’s Board has approved new management and subadvisory contracts, where applicable, that will be presented to the shareholders of the Fund for their approval.

*  *  *

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

26	BrandywineGLOBAL — Dynamic US Large Cap Value Fund 2020 Semi-Annual Report

Board approval of management and subadvisory agreements (unaudited)

At its November 2019 meeting, the Fund’s Board of Trustees (the “Board”) approved the continuation of the management agreement (the “Management Agreement”) with Legg Mason Partners Fund Advisor, LLC (the “Manager”) and the subadvisory agreement (the “Subadvisory Agreement”) between the Manager and Brandywine Global Investment Management, LLC (the “Subadviser”). (The Management Agreement and Subadvisory Agreement are jointly referred to as the “Agreements.”) The Board met on October 11, 2019 and received a presentation from senior Fund management that reviewed the information provided by the Manager and the Subadviser. At such October meeting the trustees who are not “interested persons” of the Fund (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) (the “Independent Trustees”), separately met, with the assistance of their independent legal counsel, to review and evaluate the materials provided by the Manager and the Subadviser to assist the Board, and in particular the Independent Trustees, in considering continuation of the Agreements. The Independent Trustees further discussed continuation of the Agreements in an executive session with independent legal counsel on November 7, 2019. The Board, including the Independent Trustees, at its November 2019 meeting, reviewed and evaluated the materials, including supplemental materials, provided to assist the Board in considering continuation of the Agreements.

In voting to approve continuation of the Agreements, the Board, including the Independent Trustees, considered whether continuation of the Agreements would be in the best interests of the Fund. No single factor or item of information reviewed by the Board was identified as the principal factor in determining whether to approve the Agreements. Based upon its evaluation of all material factors, including those described below, the Board concluded that the terms of each of the Agreements are reasonable and fair and that it was in the best interests of the Fund to approve continuation of the Agreements.

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadviser, under the Management Agreement and Subadvisory Agreement, respectively. The Board also considered the Manager’s supervisory activities over the Subadviser. In addition, the Board received and considered other information regarding the administrative and other services rendered to the Fund and its shareholders by the Manager and its affiliates. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Subadviser and the Fund’s other service providers and the services rendered by the Subadviser. The Board’s evaluation of the services provided by the Manager and the Subadviser took into account the Board’s knowledge and familiarity gained as Trustees of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Subadviser, and the quality of the Manager’s administrative and other services. The Board

BrandywineGLOBAL — Dynamic US Large Cap Value Fund	27

Board approval of management and subadvisory agreements (unaudited) (cont’d)

considered that on a regular basis it received and reviewed information from the Manager and the Fund’s Chief Compliance Officer regarding the compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act for the funds in the Legg Mason fund complex, including cybersecurity programs.

The Board reviewed the qualifications, backgrounds and responsibilities of the senior personnel serving the Fund and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered the financial strength of the Manager’s parent organization, Legg Mason, Inc.

The Board considered the division of responsibilities between the Manager and the Subadviser and the oversight provided by the Manager. The Board considered the Manager’s commitment to providing effective and efficient investment management and shareholder services. The Board also considered the Subadviser’s brokerage policies and practices, the standards applied in seeking best execution, the policies and practices regarding soft dollar usage and the existence of quality controls applicable to brokerage allocation procedures.

The Board received and reviewed performance information for the Fund and for a group of funds (the “Performance Universe”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. The Board was provided a description of the methodology Broadridge used to determine the similarity of the Fund with the funds included in the Performance Universe. The Broadridge data also included a comparison of the Fund’s performance to the Fund’s designated benchmark index. The Board noted that although useful, the data provided by Broadridge may vary depending on the fiscal year-end dates selected and the selection of a peer group. In addition, the Board noted that it had received and discussed at periodic intervals information comparing the Fund’s performance to that of its Performance Universe and benchmark index, as well as other performance measures, such as Morningstar rankings, and had met with the Fund’s portfolio managers at in-person meetings during the year.

The Board noted that the Fund’s performance for the three-year period ended June 30, 2019 placed the Class I Shares in the first quintile (the first quintile being the best performers and the fifth quintile being the worst performers) and the Fund’s performance for the one-year period ended June 30, 2019 placed the Class I Shares in the third quintile and was higher than the median of the funds included in the Performance Universe. The Board noted that its evaluation of the factors of the nature, extent and quality of services and investment performance led it to conclude that, with respect to these factors, it was in the best interests of the Fund to approve continuation of the Agreements.

The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) payable by the Fund to the Manager in light of the nature, extent and

28	BrandywineGLOBAL — Dynamic US Large Cap Value Fund

quality of the management and advisory services provided by the Manager and the Subadviser, respectively. The Board reviewed the subadvisory fee, noting that the Manager, and not the Fund, pays the fee to the Subadviser. In addition, the Board reviewed and considered the actual management fee rate (after taking into account fees waived by the Manager which partially reduced the management fee owed to the Manager under the Management Agreement) (the “Actual Management Fee”). The Board also considered that the contractual expense waiver had been extended to December 31, 2021.

The Board also reviewed information regarding the fees the Manager and the Subadviser charged any of their U.S. clients that were included in the same performance composite as the Fund including, where applicable, separate accounts and subadvisory relationships with unaffiliated registered investment companies. The Manager reviewed with the Board the significant differences in the scope of services provided to the Fund and to such other clients, and that the Manager coordinates and oversees the provision of services to the Fund by other fund service providers, including the Subadviser. The Board considered the fee comparisons in light of the scope of services required to manage these different types of accounts.

Additionally, the Board received and considered information comparing the Fund’s Contractual Management Fee, Actual Management Fee and the Fund’s overall expense ratio with those of a group of funds selected by Broadridge as comparable to the Fund and with a broader universe of funds also selected by Broadridge. With respect to the Fund, the Board noted that for the Class I Shares the Contractual and Actual Management Fees were lower than the median of the Broadridge expense group (second quintile) and the actual total expense ratio was higher than the Broadridge expense group median and lower than the expense universe median (third quintile) (the first quintile being the lowest fees and the fifth quintile being the highest fees). The Board also reviewed the expense ratio for Class IS Shares of the Fund.

The Board was provided an overview of the process followed in conducting the profitability study and received a report on the profitability of Legg Mason in providing services to the Fund, based on financial information and business data for the 12 months ended March 31, 2019 and 2018 (which corresponds to Legg Mason’s fiscal year end). The Board also received certain information showing historical profitability for fiscal years 2015 through 2019. The Board received a report from the independent consultant engaged by Legg Mason in February 2019 to assess the methodologies used by Legg Mason for its profitability study. The Board considered the profitability study along with the other materials previously provided to the Board and concluded that the profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.

The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Fund as the Fund’s assets have

BrandywineGLOBAL — Dynamic US Large Cap Value Fund	29

Board approval of management and subadvisory agreements (unaudited) (cont’d)

grown and whether the Fund has appropriately benefited from any economies of scale. Among other information, the Board reviewed management fee reductions due to waivers during the Manager’s 2015 through 2019 fiscal years. Given the asset size of the Fund and the complex as well as the fee waivers, the Board concluded that although there were no current breakpoints, any economies of scale currently being realized were appropriately being reflected in the Actual Management Fee paid by the Fund.

The Board considered other benefits received by the Manager and its affiliates as a result of the Manager’s relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders, enhanced industry recognition and the potential for reduced vendor pricing. The Board also considered the information provided by the Manager regarding amounts received by the Fund’s distributor and intermediary arrangements.

In light of the structure of the fees, the costs of providing investment management and other services to the Fund, the Manager’s ongoing commitment to the Fund and the ancillary benefits received, the Board concluded that the Contractual and Actual Management Fees were reasonable.

After evaluation of all material factors, the Board concluded that the continuation of each Agreement is in the best interests of the Fund.

30	BrandywineGLOBAL — Dynamic US Large Cap Value Fund

BrandywineGLOBAL —

Dynamic US Large Cap Value Fund

Trustees

Ruby P. Hearn

Arnold L. Lehman

Chairman

Robin J.W. Masters

Jill E. McGovern

Arthur S. Mehlman

G. Peter O’Brien

S. Ford Rowan

Robert M. Tarola

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Brandywine Global Investment Management, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

The Bank of New York Mellon

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

BrandywineGLOBAL — Dynamic US Large Cap Value Fund

The Fund is a separate investment series of Legg Mason Global Asset Management Trust, a Maryland statutory trust.

BrandywineGLOBAL — Dynamic US Large Cap Value Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of BrandywineGLOBAL — Dynamic US Large Cap Value Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2020 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Funds at 1-877-721-1926.

Revised April 2018

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2020 Legg Mason Investor Services, LLC Member FINRA, SIPC

BWXX117450 5/20 SR20-3867

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit  99.CODE ETH

(a) (2)  Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Global Asset Management Trust

By:	/s/Jane Trust
Jane Trust
Chief Executive Officer

Date: May 20, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Jane Trust
Jane Trust
Chief Executive Officer

Date: May 20, 2020

By:	/s/Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date: May 20, 2020